Offerings	May 27, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	7.00% Series B Cumulative Redeemable Perpetual Convertible Preferred Stock
Amount Registered | shares	920,000
Proposed Maximum Offering Price per Unit	25.00
Maximum Aggregate Offering Price	$ 23,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,176.30
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee in accordance with Rule 457(o) under the U.S. Securities Act of 1933, as amended (the "Securities Act"). Pursuant to Rule 416, there are also being registered such indeterminable additional securities as may be issued or resold to prevent dilution as a result of stock splits, stock dividends, recapitalizations, combinations, or similar transactions. Includes 120,000 Series A Preferred Shares issuable as part of the underwriters' over-allotment option.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Underwriter's Warrants
Amount Registered | shares	8,000
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	No fee required in accordance with Rule 457(i) under the Securities Act.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	7.00% Series B Cumulative Redeemable Perpetual Convertible Preferred Stock underlying the Underwriter's Warrants
Amount Registered | shares	8,000
Proposed Maximum Offering Price per Unit	25.00
Maximum Aggregate Offering Price	$ 200,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 27.62
Offering Note	Represents Series B Cumulative Redeemable Perpetual Convertible Preferred Shares underlying warrants issuable to underwriter to purchase up to an aggregate of 1% of the Series B Cumulative Redeemable Perpetual Convertible Preferred Shares sold in the offering.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share, underlying 7.00% Series B Cumulative Redeemable Perpetual Convertible Preferred Stock and Underwriters' Warrants
Amount Registered | shares	1,546,976
Proposed Maximum Offering Price per Unit	15.00
Maximum Aggregate Offering Price	$ 23,204,640.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,204.56
Offering Note	Calculated in accordance with Rule 457(g) of the Securities Act, based upon the initial exercise price of the Series B Cumulative Redeemable Perpetual Convertible Preferred Stock. Includes shares of Common Stock underlying (i) 120,000 Series A Preferred Shares issuable as part of the underwriters' over-allotment option and (ii) 9,200 Series A Preferred Shares issuable pursuant to the underwriters' warrants to purchase up to an aggregate of 1% of the Series B Cumulative Redeemable Perpetual Convertible Preferred Shares sold in the offering.